October 5, 2020

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Income Fund of America

File Nos. 002-33371 and 811-01880

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on September 30, 2020 of Registrant's Post-Effective Amendment No. 97 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940.

Sincerely,

/s/Michael W. Stockton

Michael W. Stockton

Secretary